UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren Large Cap Blend Index ETF (SPQQ)

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

ANNUAL REPORT

March 31, 2021

Beginning in March 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary.

Siren ETF Trust

Table of Contents

Shareholder Letter	2
Performance Summary	4
Fund Performance	5
Siren Large Cap Blend Index ETF	5
Siren DIVCON Leaders Dividend ETF	6
Siren DIVCON Dividend Defender ETF	7
Siren Nasdaq NexGen Economy ETF	8
Schedules of Investments	9
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	41
Expense Example	43
Trustees and Officers of the Trust	45
Board of Trustees’ Approval of Advisory Agreement	47
Additional Information	49
Qualified Dividend Income/Dividends Received Deduction	49
Short Term Cap Gains	49

Siren ETF Trust

Shareholder Letter

(Unaudited)

To my fellow shareholders,

Thank you for being a part of our inaugural year and trusting our ETFs with your investment decisions.

It was an exciting and interesting first year for the Siren ETF Trust (“Siren” or “Trust”), with the launch of our first product Siren Large Cap Blend Index ETF (“SPQQ”), and the acquisition of Siren Nasdaq NexGen Economy ETF (“BLCN”), Siren DIVCON Leaders Dividend ETF (“LEAD”) and Siren DIVCON Dividend Defender ETF (“DFND”) (each a “Fund” or “ETF”). In March of 2020 when we agreed to acquire BLCN, LEAD and DFND, they nearly had a combined $125 million in Assets Under Management (“AUM”). At the close of business on March 31, 2021, the total AUM of BLCN, LEAD, DFND and SPQQ was just over $380 million. The growth surpassed our expectations for the year, and you the shareholders were directly responsible for that. So again, Thank You for your trust and investment.

By far, the greatest performer in the Siren suite of products was BLCN, with November 23, 2020 to March 31, 2021 performance being up approximately 29.30%, as compared to the MSCI ACWI Total Return Index up 11.03% for the same time period. BLCN also experienced asset growth from approximately $156 million to $301 million. Two of the top positive contributors to performance were Canaan, Inc. (NYSE:CAN) up 305% and Galaxy Digital Holdings Ltd. (GLXY:CN) up 259% from November 23, 2020 to March 31, 2021. One of the top negative contributors to performance was Atos SE dropping 7.3% from November 23, 2020 to March 31, 2021.

I think it is important to point out that BLCN does not invest directly into cryptocurrency. Rather, it may invest a portion of its assets in companies involved in that space. Our goal is to flatten out the day-to- day roller-coaster ride of crypto by investing in companies based on their exposure to blockchain as a technology and not just focusing on the crypto aspects of blockchain.

DFND returned -1.56% during the period November 23, 2020 to March 31, 2021, as compared to the S&P 500 Total Return Index, which returned 12.29% during the same period. While the long component of DFND’s portfolio tracked the returns of the underlying index, the short positions, which consist of mostly energy, financials and COVID-19 “re-opening” stocks, suffered outsized losses as those sectors climbed within the last three months.

As with most things, the numbers alone don’t truly reflect the DFND story from the last year. There was a point where DFND had in excess of $51 million in AUM, and then the Wall Street Bets meme stock euphoria took over. The office fielded many calls and e-mail requests asking about DFND’s short positions, collateral and exposure. We continue to manage DNFD as 75% long and 25% short, and I would like to share the process of shorting in the basket with you. As of March 31, 2021, DFND is short 17 securities. We do not naked short, every security we short in the portfolio is fully collateralized and our current short positions have, in my opinion, ample liquidity to exit the positions. I understand the fear that the “short squeeze” and headlines from that time period may have caused. However, we feel the securities that DFND has sold short possess certain key differences from the securities at the center of the recent short squeeze. Specifically, the short securities in DFND’s portfolio currently do not have a high level of “short percentage”, and they trade in liquid markets that assist in our ability to exit positions.

LEAD has been fairly stagnant for the fiscal year, starting at $38.6 million in AUM and finishing at $39.7 million in AUM, despite positive performance of 7.73% during the period November 23, 2021 to March 31, 2021 as compared to the S&P 500 Total Return Index’s returns of 12.29% for the same period. The portfolio continues to reflect a combination of large cap securities we feel will increase their dividends throughout the year, and they have mostly tracked their underlying index with some technology names such as Apple, Inc. (NASDAQ:AAPL) and NVIDIA Corp. (NASDAQ:NVDA) being the outliers within the index during the short time period we managed the fund.

With the price movement of the underlying basket growing we have seen the yield on LEAD drop to approximately 0.77%, which we would like to see improve. In determining the portfolio allocation for LEAD, the Fund’s index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. While we are pleased with the price performance of LEAD, we hope to see the Fund’s yield improve as part of the Fund’s December 2021 rebalance and will strive to continue to provide positive price growth.

Siren ETF Trust

Shareholder Letter

(Unaudited) (Continued)

SPQQ is the ETF I am most excited about, and most disappointed with at the same time. Designed to provide investors with a blend of the top 30 names in the large cap universe and the top 30 names in the technology sector, the Fund is designed to offer investors a one stop silo for broad based market exposure at a low price (20 basis points) so that investors wouldn’t have to buy two separate funds for large cap and technology exposure but could get them both in one fund. SPQQ has returned 24.49% from June 30, 2020 – March 31, 2021, as compared to the S&P 500 up 29.71% for the timeframe. We find it difficult to benchmark to a single index since the portfolio includes components of two indices. We recognize that as the technology sector outperforms or underperforms the large cap universe that our performance will be skewed, since the technology sector is currently more heavily weighted in SPQQ. Our goal was to create a product that would give investors the ability to capture exposure to both universes, and in essence, free up capital for other investments within their portfolio. We are pleased with SPQQ’s performance, but we haven’t seen any asset growth or creations in the fund since inception. I believe that lack of growth is a direct result of the lack of affordable marketing opportunities we have found during the pandemic. I am optimistic about SPQQ’s growth as we go through 2021 and into 2022.

Siren continues to have a philosophy of “lean and mean”, where we seek to avoid extraneous expenses and costs with a focus on product design and affordability for shareholders. Our main focus at this moment is organic growth and trying to get total firm assets over $500 million so that we can achieve platform eligibility and have our offering included in the larger wire house suites. Siren was founded as a firm where the shareholder benefit would be the number one concern and focus.

Thank you for a great inaugural year, and I look forward to sharing many more smiles and news with you in my next letter.

Regards,

Scott Freeze

President

Siren ETF Trust

Siren ETF Trust

Performance Summary

As of March 31, 2021 (Unaudited)

	1M	3M	6M	1Y	3Y	5Y	Incept. (Cum.)	Since Inception (Ann.)(1)
Siren Large Cap Blend Index ETF — NAV	2.70%	1.98%	13.73%	N/A	N/A	N/A	24.49%	N/A
Siren Large Cap Blend Index ETF — Market Price	2.60%	2.05%	13.61%	N/A	N/A	N/A	24.57%	N/A
Siren Large Cap Blend Index	2.38%	1.81%	14.41%	N/A	N/A	N/A	25.20%	N/A
S&P 500 Total Return Index	4.38%	6.17%	19.07%	N/A	N/A	N/A	29.71%	N/A

Siren DIVCON Leaders Dividend ETF — NAV(2)	5.46%	4.90%	13.35%	52.46%	17.26%	15.92%	119.99%	16.25%
Siren DIVCON Leaders Dividend ETF — Market Price(2)	5.32%	5.02%	13.99%	51.76%	17.15%	15.86%	120.15%	16.27%
DIVCON Leaders Dividend Index	5.45%	4.65%	13.88%	53.63%	17.89%	16.58%	126.62%	16.91%
S&P 500 Total Return Index	4.38%	6.17%	19.07%	56.35%	16.78%	16.29%	118.44%	16.09%

Siren DIVCON Dividend Defender ETF — NAV(3)	3.04%	-1.89%	-0.18%	16.65%	10.28%	9.12%	55.32%	8.81%
Siren DIVCON Dividend Defender ETF — Market Price(3)	2.65%	-1.95%	-0.91%	15.31%	10.05%	9.01%	54.66%	8.72%
DIVCON Dividend Defender Index	2.59%	-2.24%	0.50%	18.20%	10.67%	9.65%	59.44%	9.36%
S&P 500 Total Return Index	4.38%	6.17%	19.07%	56.35%	16.78%	16.29%	132.93%	17.61%

Siren Nasdaq NexGen Economy ETF — NAV(4)	3.85%	17.97%	41.12%	124.00%	30.05%	N/A	106.58%	25.45%
Siren Nasdaq NexGen Economy ETF — Market Price(4)	3.92%	18.13%	41.18%	126.64%	30.11%	N/A	107.50%	25.62%
RS Nasdaq Blockchain Economy NTR Index	4.52%	19.25%	43.80%	127.42%	30.90%	N/A	109.63%	26.02%
MSCI ACWI Total Return Index	2.67%	4.57%	19.93%	54.60%	12.07%	N/A	33.12%	9.35%

(1)

The Siren Large Cap Blend Index ETF commenced operations on June 30, 2020. The Siren DIVCON Leaders Dividend ETF commenced operations on January 6, 2016. The SIREN DIVCON Dividend Defender ETF commenced operations on January 14, 2016. The Siren Nasdaq NexGen Economy ETF commenced operations on January 17, 2018.

(2)

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

(3)

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

(4)

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Siren Large Cap Blend Index ETF

Fund Performance

As of March 31, 2021 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2021
Fund	Since Inception (June 30, 2020)
NAV Return	24.49%
Market Price Return	24.57%
Index
Siren Large Cap Blend Index	25.20%
S&P 500 Total Return Index	29.71%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

Past performance does not predict future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares.

(1)

The Index invests equally in the top 30 of the largest 500 U.S. companies, and the top 30 of the largest 100 companies listed on Nasdaq Stock Exchange. The Index is rebalanced quarterly and reconstituted annually.

(2)	S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Leaders Dividend ETF

Fund Performance

As of March 31, 2021 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2021
Fund	1 Year	Since Inception (January 6, 2016)
NAV Return	52.46%	16.25%
Market Price Return	51.76%	16.27%
Index
DIVCON Leaders Dividend Index	53.63%	16.91%
S&P 500 Total Return Index	56.35%	16.09%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Past performance does not predict future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares.

(1)

The Index invests in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Dividend Defender ETF

Fund Performance

As of March 31, 2021 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2021
Fund	1 Year	Since Inception (January 14, 2016)
NAV Return	16.65%	8.81%
Market Price Return	15.31%	8.72%
Index
DIVCON Dividend Defender Index	18.20%	9.36%
S&P 500 Total Return Index	56.35%	17.61%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Past performance does not predict future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares.

(1)

The Index invests 75% in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. As a hedge, the remaining 25% of the Index takes a short position in companies with the highest probability of cutting their dividends in the next 12 months based on their DIVCON ratings. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren Nasdaq NexGen Economy ETF

Fund Performance

As of March 31, 2021 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2021
Fund	1 Year	Since Inception (January 17, 2018)
NAV Return	124.00%	25.45%
Market Price Return	126.64%	25.62%
Index
NASDAQ Blockchain Economy Index	127.42%	26.02%
MSCI ACWI Total Return Index	54.60%	9.35%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Past performance does not predict future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares.

(1)

The Index was created through a partnership between Reality Shares, Inc. and Nasdaq, and constitutes the joint research, analysis and investigation of both groups on the emerging development of blockchain technology. The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their use or for use by others.

(2)	MSCI ACWI Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries. One cannot invest directly in an index.

Siren Large Cap Blend Index ETF

Schedule of Investments

March 31, 2021

Number of Shares		Value
	COMMON STOCKS 96.6%
	Communications 21.4%
28	Alphabet, Inc. (a)	$57,750
867	AT&T, Inc.	26,244
42	Charter Communications, Inc. (a)	25,915
934	Comcast Corp.	50,539
205	Facebook, Inc. (a)	60,379
50	Netflix, Inc. (a)	26,083
170	T-Mobile US, Inc. (a)	21,299
128	The Walt Disney Co. (a)	23,619
428	Verizon Communications, Inc.	24,888
		316,716
	Consumer Discretionary 14.3%
17	Amazon.com, Inc. (a)	52,599
258	JD.com, Inc. (a)	21,757
173	NIKE, Inc. - Class B	22,990
140	Pinduoduo, Inc. (a)	18,743
235	Starbucks Corp.	25,679
61	Tesla, Inc. (a)	40,744
96	The Home Depot, Inc.	29,304
		211,816
	Consumer Staples 8.3%
70	Costco Wholesale Corp.	24,674
178	PepsiCo, Inc.	25,178
500	The Coca-Cola Co.	26,355
178	The Procter & Gamble Co.	24,106
171	Walmart, Inc.	23,227
		123,540
	Energy 1.9%
519	Exxon Mobil Corp.	28,976

	Financials 5.8%
761	Bank of America Corp.	29,443
111	Berkshire Hathaway, Inc. (a)	28,357
181	JPMorgan Chase & Co.	27,554
		85,354
	Health Care 6.4%
97	Amgen, Inc.	24,134
140	Johnson & Johnson	23,009
264	Merck & Co., Inc.	20,352
72	UnitedHealth Group, Inc.	26,789
		94,284
	COMMON STOCKS 96.6% (continued)
	Technology 38.5%
103	Adobe, Inc. (a)	$48,963
269	Advanced Micro Devices, Inc. (a)	21,117
359	Apple, Inc.	43,852
225	Applied Materials, Inc.	30,060
42	ASML Holding NV	25,929
78	Broadcom, Inc.	36,165
554	Cisco Systems, Inc .	28,647
828	Intel Corp .	52,992
64	Intuit, Inc.	24,516
76	Mastercard, Inc.	27,060
199	Microsoft Corp.	46,918
44	NVIDIA Corp.	23,493
189	PayPal Holdings, Inc. (a)	45,897
149	QUALCOMM, Inc.	19,756
108	Salesforce.com, Inc. (a)	22,882
138	Texas Instruments, Inc.	26,081
117	Visa, Inc.	24,772
64	Zoom Video Communications, Inc. (a)	20,562
		569,662
	Total Common Stocks
	(Cost $1,224,770)	1,430,348

	MONEY MARKET FUNDS 3.4%
49,687	First American Government Obligations Fund, 0.036% (b)	49,687
	Total Money Market Funds
	(Cost $49,687)	49,687

	Total Investments 100.0%
	(Cost $1,274,457)	1,480,035

	Other Assets in Excess Liabilities 0.0%	278

	TOTAL NET ASSETS 100.0%	$1,480,313

(a)	Non-Income Producing.

(b)	7-day net yield at March 31, 2021.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Schedule of Investments

Summary of Schedule of Investments (Unaudited)

March 31, 2021

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	38.5%
Communications	21.4
Consumer Discretionary	14.3
Consumer Staples	8.3
Health Care	6.4
Financials	5.8
Energy	1.9
Total Common Stocks	96.6
Total Short-Term Investments	3.4
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

March 31, 2021

Number of Shares		Value
	COMMON STOCKS 95.8%
	Communications 2.0%
8,721	Activision Blizzard, Inc.	$811,053

	Consumer Discretionary 12.2%
7,097	Best Buy Co., Inc.	814,807
2,502	Domino’s Pizza, Inc.	920,211
13,567	DR Horton, Inc.	1,209,091
2,849	The Home Depot, Inc.	869,657
5,736	Tractor Supply, Co.	1,015,731
		4,829,497

	Consumer Staples 13.5%
8,503	Church & Dwight Co, Inc.	742,737
2,480	Costco Wholesale Corp.	874,150
3,601	Dollar General Corp.	729,635
8,088	McCormick & Co. Inc.	721,126
3,699	The Clorox Co.	713,463
23,273	The Kroger Co.	837,595
5,550	The Procter & Gamble Co.	751,637
		5,370,343
	Financials 8.2%
15,516	Aflac, Inc.	794,109
16,485	Brown & Brown, Inc.	753,529
5,151	T. Rowe Price Group, Inc.	883,912
7,139	The Allstate Corp.	820,271
		3,251,821
	Health Care 8.4%
5,730	Merck & Co., Inc.	441,726
4,044	STERIS plc	770,301
2,750	UnitedHealth Group, Inc.	1,023,192
2,901	West Pharmaceutical Services, Inc.	817,444
1,712	Zoetis, Inc.	269,606
		3,322,269
	Industrials 16.8%
10,388	Amphenol Corp .	685,296
2,127	Cintas Corp.	725,966
9,314	Cognex Corp.	772,969
14,459	Fastenal Co.	726,999
6,454	HEICO Corp.	733,174
5,410	JB Hunt Transport Services, Inc.	909,259
4,562	L3Harris Technologies, Inc.	924,626
6,042	Nordson Corp.	1,200,425
		6,678,714
	COMMON STOCKS 95.8% (continued)
	Materials 2.0%
1,091	The Sherwin-Williams Co.	$805,169

	Technology 32.7%
6,216	Apple, Inc.	759,284
7,716	Booz Allen Hamilton Holding Corp.	621,370
2,181	FactSet Research Systems, Inc.	673,035
14,158	Intel Corp.	906,112
2,199	Intuit, Inc.	842,349
4,600	Jack Henry & Associates, Inc.	697,912
2,955	KLA Corp.	976,332
1,558	Lam Research Corp.	927,384
1,308	MarketAxess Holdings, Inc.	651,279
3,597	Microsoft Corp.	848,065
2,799	Moody’s Corp.	835,809
1,385	NVIDIA Corp.	739,493
2,514	S&P Global, Inc.	887,115
5,311	Skyworks Solutions, Inc.	974,462
6,331	Teradyne, Inc.	770,356
4,745	Texas Instruments, Inc.	896,758
		13,007,115
	Total Common Stocks
	(Cost $30,413,578)	38,075,981

	MONEY MARKET FUNDS 3.7%
1,463,223	First American Government Obligations Fund 0.036% (a)	1,463,223
	Total Money Market Funds
	(Cost $1,463,223)	1,463,223

	Total Investments 99.5%
	(Cost $31,876,801)	39,539,204

	Other Assets in Excess of Liabilities 0.5%	197,399

	TOTAL NET ASSETS 100.0%	$39,736,603

(a)	7-day net yield at March 31, 2021.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments (Unaudited)

March 31, 2021

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	32.7%
Industrials	16.8
Consumer Staples	13.5
Consumer Discretionary	12.2
Health Care	8.4
Financials	8.2
Communications	2.0
Materials	2.0
Total Common Stocks	95.8
Total Short-Term Investments	3.7
Total Investments	99.5
Other Assets in Excess of Liabilities	0.5
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2021

Number of Shares		Value
	COMMON STOCKS 87.9%
	Communications 1.8%
7,095	Activision Blizzard, Inc. (a)	$659,835

	Consumer Discretionary 10.4%
6,276	Best Buy Co., Inc.	720,548
1,693	Domino’s Pizza, Inc.	622,668
9,840	DR Horton, Inc. (a)	876,941
2,337	The Home Depot, Inc.	713,369
5,289	Tractor Supply Co. (a)	936,576
		3,870,102
	Consumer Staples 11.3%
6,372	Church & Dwight Co., Inc. (a)	556,594
1,823	Costco Wholesale Corp. (a)	642,571
2,780	Dollar General Corp. (a)	563,283
6,192	McCormick & Co., Inc. (a)	552,079
2,727	The Clorox Co. (a)	525,984
22,300	The Kroger Co. (a)	802,577
4,130	The Procter & Gamble Co. (a)	559,326
		4,202,414
	Financials 7.0%
12,054	Aflac, Inc. (a)	616,924
12,138	Brown & Brown, Inc. (a)	554,828
3	Brown-Forman Corp. - Class B	207
3,874	T. Rowe Price Group, Inc. (a)	664,778
6,670	The Allstate Corp. (a)	766,383
		2,603,120
	Health Care 10.8%
13,555	Merck & Co., Inc. (a)	1,044,955
2,937	STERIS plc (a)	559,440
2,044	UnitedHealth Group, Inc. (a)	760,511
2,872	West Pharmaceutical Services, Inc. (a)	809,272
5,248	Zoetis, Inc. (a)	826,455
		4,000,633
	COMMON STOCKS 87.9% (continued)
	Industrials 14.5%
9,440	Amphenol Corp. (a)	$622,757
1,526	Cintas Corp. (a)	520,839
7,093	Cognex Corp. (a)	588,648
12,038	Fastenal Co. (a)	605,271
4,844	HEICO Corp.	550,278
5,125	JB Hunt Transport Services, Inc. (a)	861,359
3,160	L3Harris Technologies, Inc. (a)	640,469
5,125	Nordson Corp. (a)	1,018,235
		5,407,856
	Materials 0.1%
31	The Sherwin-Williams Co. (a)	22,878

	Technology 32.0%
4,554	Apple, Inc. (a)	556,271
7,675	Booz Allen Hamilton Holding Corp. (a)	618,068
1,723	FactSet Research Systems, Inc. (a)	531,701
13,560	Intel Corp. (a)	867,840
1,656	Intuit, Inc. (a)	634,347
4,469	Jack Henry & Associates, Inc. (a)	678,037
2,378	KLA Corp. (a)	785,691
1,521	Lam Research Corp. (a)	905,360
1,355	MarketAxess Holdings, Inc. (a)	674,682
3,172	Microsoft Corp. (a)	747,862
2,443	Moody’s Corp. (a)	729,504
1,260	MSCI, Inc. (a)	528,293
1,253	NVIDIA Corp. (a)	669,014
2,337	S&P Global, Inc. (a)	824,657
4,091	Skyworks Solutions, Inc. (a)	750,617
4,715	Teradyne, Inc. (a)	573,721
4,225	Texas Instruments, Inc. (a)	798,483
		11,874,148

	Total Common Stocks
	(Cost $29,021,272)	32,640,986

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2021 (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 23.4%
8,675,553	First American Government Obligations Fund, 0.04% (b)	$8,675,553
	Total Money Market Funds
	(Cost $8,675,553)	8,675,553

	Total Investments Before Securities Sold Short
	(Cost $37,696,825)	41,316,539

	SECURITIES SOLD SHORT
	COMMON STOCKS (30.1)%
	Consumer Discretionary (1.9)%
(5,045)	Darden Restaurants, Inc.	(716,390)

	Consumer Staples (1.8)%
(16,789)	The Kraft Heinz Co.	(671,560)

	Energy (13.7)%
(21,045)	Baker Hughes Co.	(454,782)
(10,080)	ConocoPhillips	(533,938)
(30,526)	Halliburton Co.	(655,088)
(10,667)	Hess Corp.	(754,797)
(30,687)	Kinder Morgan, Inc.	(510,939)
(38,749)	Occidental Petroleum Corp.	(1,031,498)
(24,759)	Schlumberger NV	(673,197)
(19,921)	The Williams Companies, Inc.	(471,929)
		(5,086,168)
	Financials (3.9)%
(5,291)	Capital One Financial Corp.	(673,174)
(19,413)	Wells Fargo & Co.	(758,466)
		(1,431,640)
	COMMON STOCKS (30.1)% (continued)
	Industrials (2.4)%
(68,450)	General Electric Co.	$(898,748)

	Information (1.9)%
(52,735)	Lumen Technologies, Inc.	(704,012)

	Materials (1.9)%
(13,448)	Westrock Co.	(699,968)

	Utilities (2.6)%
(22,469)	CenterPoint Energy, Inc.	(508,923)
(5,949)	Dominion Energy, Inc.	(451,886)
		(960,809)
	Total Securities Sold Short
	[Proceeds $(9,408,948)]	(11,169,295)

	Total Investments 81.2%
	(Cost $28,287,877)	30,147,244

	Other Assets in Excess of Liabilities 18.8%	7,015,696

	TOTAL NET ASSETS 100.0%	$37,162,940

(a)

Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at March 31, 2021 was $37,045,340, which includes cash in the amount of $7,011,424.

(b)	7-day net yield at March 31, 2021.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments (Unaudited)

March 31, 2021

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Securities Held Long
Technology	32.0%
Industrials	14.5
Consumer Staples	11.3
Health Care	10.8
Consumer Discretionary	10.4
Financials	7.0
Communications	1.8
Materials	0.1
87.9
Securities Sold Short
Consumer Staples	(1.8)
Consumer Discretionary	(1.9)
Materials	(1.9)
Information	(1.9)
Industrials	(2.4)
Utilities	(2.6)
Financials	(3.9)
Energy	(13.7)
(30.1)
Total Common Stocks	57.8
Total Short-Term Investments	23.4
Total Investments	81.2
Other Assets in Excess of Liabilities	18.8
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2021

Number of Shares		Value
	COMMON STOCKS 98.8%
	Communications 10.9%
2,051	Alphabet, Inc. (b)	$4,230,228
21,479	Baidu, Inc. (b)	4,672,756
112,709	Digital Garage, Inc. (a)	4,585,722
11,077	Facebook, Inc. (b)	3,262,509
151,363	GMO internet, Inc. (a)	4,333,445
6,428	Swisscom AG (a)	3,448,126
62,413	Tencent Holdings Ltd. (a)	4,897,278
707,960	Z Holding Corp. (a)	3,520,459
		32,950,523
	Consumer Discretionary 6.9%
20,372	Alibaba Group Holding Ltd. (b)	4,618,943
1,111	Amazon.com, Inc. (b)	3,437,523
55,969	JD.com, Inc. (b)	4,719,866
68,991	Overstock.com, Inc. (b)	4,571,344
299,795	Rakuten Group, Inc. (a)	3,571,276
		20,918,952
	Consumer Staples 1.2%
26,260	Walmart, Inc.	3,566,896

	Financials 35.8%
1,043,630	Argo Blockchain PLC (a)(b)	3,467,400
24,320	American Express Co.	3,439,821
16,709	Aon PLC	3,844,908
62,383	ASX Ltd. (a)	3,366,560
718,626	Banco Santander Central Hispano SA - ADR	2,464,887
85,426	Bank of America Corp.	3,305,132
402,483	Barclays PLC - ADR	4,117,401
932,889	BOC Hong Kong Holdings Ltd. (a)	3,257,990
49,959	Citigroup, Inc.	3,634,517
15,450	CME Group, Inc.	3,155,353
22,731	Deutsche Boerse AG (a)	3,777,260
207,227	Galaxy Digital Holdings Ltd. (a)(b)	4,216,435
271,094	ING Groep NV - ADR	3,315,480
33,236	Intercontinental Exchange, Inc.	3,711,796
29,397	JPMorgan Chase & Co.	4,475,105
115,236	Marathon Digital Holdings, Inc. (b)	5,533,633
223,161	Mizuho Financial Group, Inc. (a)	3,222,709
29,784	Nasdaq, Inc.	4,391,949
373,195	Ping An Insurance Group Co. of China Ltd. (a)	4,442,855
181,398	Plus500 Ltd. (a)	3,501,071
	COMMON STOCKS 98.8% (continued)
	Financials 35.8% (continued)
177,556	SBI Holdings, Inc. (a)	$4,810,729
15,947	Signature Bank/New York NY	3,605,617
34,776	Silvergate Capital Corp. - Class A (b)	4,944,104
87,428	The Bank of New York Mellon Corp.	4,134,470
11,508	The Goldman Sachs Group, Inc.	3,763,116
34,234	TMX Group Ltd. (a)	3,557,427
294,005	VPC Impact Acquisition Holdings (b)	3,819,125
783,428	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	4,726,306
		108,003,156
	Industrials 2.6%
89,486	Hitachi Ltd. (a)	4,044,145
23,576	Siemens AG (a)	3,870,674
		7,914,819
	Technology 41.4%
17,857	Accenture PLC - Class A	4,932,996
52,358	Advanced Micro Devices, Inc. (b)	4,110,103
42,065	Atos SE (a)(b)	3,281,418
26,674	Broadridge Financial Solutions, Inc.	4,083,789
194,600	Canaan, Inc. (b)	4,022,382
78,507	Cisco Systems, Inc.	4,059,597
19,963	DocuSign, Inc. (b)	4,041,509
472,960	Ebang International Holdings, Inc. - Class A (b)	3,760,032
32,291	Fujitsu Ltd. (a)	4,666,119
264,106	Hewlett Packard Enterprise Co.	4,157,029
194,200	Infosys Ltd.	3,635,424
61,660	Intel Corp.	3,946,240
38,293	International Business Machines Corp.	5,102,925
13,123	Mastercard, Inc. - Class A	4,672,444
38,637	Micron Technology, Inc. (b)	3,408,170
20,051	Microsoft Corp.	4,727,424
7,676	MicroStrategy, Inc. (b)	5,210,469
258,553	NTT Data Corp. (a)	4,000,012
7,800	NVIDIA Corp.	4,164,654
273,782	OneConnect Financial Technology Co. Ltd. (b)	4,046,498
57,582	Oracle Corp.	4,040,529
18,528	PayPal Holdings, Inc. (b)	4,499,340
2,091	Samsung Electronics Company, Ltd. - GDR 144A (c)	3,813,984
39,249	SAP SE	4,819,385
22,841	Square, Inc. (b)	5,186,049
34,389	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,067,531

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2021 (Continued)

Number of Shares		Value
	COMMON STOCKS 98.8% (continued)
	Technology 41.4% (continued)
18,906	Texas Instruments, Inc.	$3,573,045
37,457	Thomson Reuters Corp.	3,280,110
16,525	Visa, Inc.	3,498,838
31,397	Xilinx, Inc.	3,890,088
		124,698,133
	Total Common Stocks
	(Cost $249,959,043)	298,052,479

	Total Investments 98.8%
	(Cost $249,959,043)	298,052,479

	Other Assets in Excess of Liabilities 1.2%	3,635,303

	TOTAL NET ASSETS 100.0%	$301,687,782

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)

Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At March 31, 2021, the net value of these securities amounted to $3,813,984, which represents 1.3% of net assets.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments (Unaudited)

March 31, 2021

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	41.4%
Financials	35.8
Communications	10.9
Consumer Discretionary	6.9
Industrials	2.6
Consumer Staples	1.2
Total Common Stocks	98.8
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

March 31, 2021

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF
ASSETS:
Investments at cost	$1,274,457	$31,876,801
Investments at value	$1,480,035	$39,539,204
Receivable for investments sold	—	193,395
Interest and dividends receivable	525	18,056
Total assets	1,480,560	39,750,655

LIABILITIES:
Payable to Adviser	247	14,052
Total liabilities	247	14,052

Net Assets	$1,480,313	$39,736,603

NET ASSETS CONSIST OF:
Paid in capital	$1,231,338	$31,418,364
Total distributable earnings	248,975	8,318,239
Net Assets	$1,480,313	$39,736,603

Shares issued and outstanding, $0 par value, unlimited shares authorized	50,000	800,000

Net Asset Value, Redemption Price and Offering Price Per Share	$29.61	$49.67

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

March 31, 2021 (Continued)

	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$37,696,825	$249,959,043
Foreign currency at cost	$—	$5,698,832
Investments at value	$41,316,539	$298,052,479
Foreign currency at value	—	5,686,347
Cash pledged as collateral for securities sold short	97,206	—
Cash held at broker for securities sold short	6,914,218	—
Receivable for investments sold	—	22,818,774
Receivable for Fund shares sold	—	4,615,522
Interest and dividends receivable	26,806	689,470
Total assets	48,354,769	331,862,592

LIABILITIES:
Securities sold short, proceeds	$9,408,948
Securities sold short, at value	$11,169,295	—
Payable to Custodian	—	11,389,237
Payable to Adviser	5,301	176,591
Payable for investments purchased	—	4,599,373
Payable for Fund shares redeemed	—	14,009,609
Dividends and interest payable on securities sold short	17,233	—
Total liabilities	11,191,829	30,174,810

Net Assets	$37,162,940	$301,687,782

NET ASSETS CONSIST OF:
Paid in capital	$39,458,029	$259,306,269
Total accumulated earnings (loss)	(2,295,089)	42,381,513
Net Assets	$37,162,940	$301,687,782

Shares issued and outstanding, $0 par value, unlimited shares authorized	1,030,060	6,300,000

Net Asset Value, Redemption Price and Offering Price Per Share	$36.08	$47.89

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF
	For the Period June 30, 2020(1) to March 31, 2021	For the Period November 1, 2020 to March 31, 2021(2)	For the Year Ended October 31, 2020
INVESTMENT INCOME:
Dividend income	$27,386	$241,625	$439,016
Interest income	36	166	271
Total investment income	27,422	241,791	439,287

EXPENSES:
Investment advisory fees	3,276	68,462	139,667
Total expenses	3,276	68,462	139,667

Net Investment Income	24,146	173,329	299,620

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	84,666	2,723,054	123,706
In-Kind Redemptions	197,820	2,419,480	2,776,263
Change in net unrealized appreciation/depreciation on:
Investments	205,578	563,900	2,240,746

Net Realized and Unrealized Gain on Investments	488,064	5,706,434	5,140,715

Net Increase in Net Assets Resulting from Operations	$512,210	$5,879,763	$5,440,335

(1)	Commenced operations on June 30, 2020.
(2)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

(Continued)

	Siren DIVCON Dividend Defender ETF		Siren Nasdaq NexGen Economy ETF
	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020
INVESTMENT INCOME:
Dividend income	$257,088	$195,397	$1,307,392	$1,223,741
Non-cash dividend income	—	—	—	158,000
Interest income	1,528	13,252	252	4,417
Foreign withholding tax	—	—	(91,136)	(91,588)
Total investment income	258,616	208,649	1,216,508	1,294,570

EXPENSES:
Investment advisory fees	165,950	178,978	610,546	519,453
Dividends on securities sold short	104,275	156,600	—	—
Borrowing fees on securities sold short	41,529	10,433	—	—
Total expenses before waiver	311,754	346,011	610,546	519,453
Waiver of advisory fees for borrowing fees	(21,716)	—	—	—
Net expenses	290,038	346,011	610,546	519,453

Net Investment Income (Loss)	(31,422)	(137,362)	605,962	775,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,333,096	(576,939)	410,307	(2,607,486)
In-Kind Redemptions	2,946,886	1,099,133	24,227,064	10,116,497
Securities sold short	(3,046,418)	(178,324)	—	—
Foreign currency translations	—	—	(705)	(13,735)
Change in net unrealized appreciation/depreciation on:
Investments	1,096,662	2,741,810	42,960,631	10,961,608
Securities sold short	(1,620,039)	(210,125)	—	—
Foreign currency translations	—	—	(19,867)	5,805

Net Realized and Unrealized Gain on Investments	710,187	2,875,555	67,577,430	18,462,689

Net Increase in Net Assets Resulting from Operations	$678,765	$2,738,193	$68,183,392	$19,237,806

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF
	For the Period June 30, 2020(1) to March 31, 2021	For the Period November 1, 2020 to March 31, 2021(2)	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
OPERATIONS:
Net investment income	$24,146	$173,329	$299,620	$567,755
Net realized gain (loss) on:
Investments	84,666	2,723,054	123,706	(2,195,172)
In-Kind Redemptions	197,820	2,419,480	2,776,263	1,833,045
Change in net unrealized appreciation/depreciation on:
Investments	205,578	563,900	2,240,746	5,307,926
Net increase in net assets resulting from operations	512,210	5,879,763	5,440,335	5,513,554

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(109,654)	(205,845)	(321,796)	(568,034)
Net decrease in net assets resulting from distributions paid	(109,654)	(205,845)	(321,796)	(568,034)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,500,000	12,937,595	20,224,757	—
Shares redeemed	(1,422,243)	(14,113,233)	(21,839,904)	(18,467,609)
Transaction fees	—	11	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,077,757	(1,175,627)	(1,615,147)	(18,467,609)

Total Increase (Decrease) in Net Assets	1,480,313	4,498,291	3,503,392	(13,522,089)

NET ASSETS:
Beginning of Period	—	35,238,312	31,734,920	45,257,009
End of Period	$1,480,313	$39,736,603	$35,238,312	$31,734,920

TRANSACTIONS IN SHARES:
Shares sold	100,000	275,000	525,000	—
Shares redeemed	(50,000)	(300,000)	(575,000)	(550,000)
Net increase (decrease) in shares outstanding	50,000	(25,000)	(50,000)	(550,000)

(1)	Commencement of operations.
(2)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren DIVCON Dividend Defender ETF			Siren Nasdaq NexGen Economy ETF
	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
OPERATIONS:
Net investment income (loss)	$(31,422)	$(137,362)	$46,841	$605,962	$775,117	$1,107,947
Net realized gain (loss) on:
Investments	1,333,096	(576,939)	(182,102)	410,307	(2,607,486)	(841,927)
In-Kind Redemptions	2,946,886	1,099,133	19,086	24,227,064	10,116,497	(870,476)
Securities sold short	(3,046,418)	(178,324)	65,656	—	—	—
Foreign currency transactions	—	—	—	(705)	(13,735)	(3,709)
Change in net unrealized appreciation/depreciation on:
Investments	1,096,662	2,741,810	708,137	42,960,631	10,961,608	10,330,350
Securities sold short	(1,620,039)	(210,125)	(44,710)	—	—	—
Foreign currency transactions	—	—	—	(19,867)	5,805	(4)
Net increase in net assets resulting from operations	678,765	2,738,193	612,908	68,183,392	19,237,806	9,722,181

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(14,654)	(46,093)	(689,159)	(513,431)	(1,149,910)
Net decrease in net assets resulting from distributions paid	—	(14,654)	(46,093)	(689,159)	(513,431)	(1,149,910)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,467,454	37,679,131	741,249	143,956,504	73,449,195	—
Shares issued in connection with merger	—	10,108,401 (2)	—	—	—	—
Shares redeemed	(26,705,018)	(8,951,047)	(690,616)	(38,013,330)	(31,255,977)	(27,642,715)
Transaction fees	35,360	—	—	55,725	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(11,202,204)	38,836,485	50,633	105,998,899	42,193,218	(27,642,715)

Total Increase (Decrease) in Net Assets	(10,523,439)	41,560,024	617,448	173,493,132	60,917,593	(19,070,444)

NET ASSETS:
Beginning of Period	47,686,379	6,126,355	5,508,907	128,194,650	67,277,057	86,347,501
End of Period	$37,162,940	$47,686,379	$6,126,355	$301,687,782	$128,194,650	$67,277,057

TRANSACTIONS IN SHARES:
Shares sold	425,000	1,100,000	25,000	3,225,000	2,175,000	4,075,001
Shares issued in connection with merger	—	330,060 (2)	—	—	—	—
Shares redeemed	(750,000)	(275,000)	(25,000)	(800,001)	(1,100,000)	(1,275,000)
Net increase (decrease) in shares outstanding	(325,000)	1,155,060	—	2,424,999	1,075,000	2,800,001

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	See Note 12 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Financial Highlights

For a share outstanding throughout the period presented.

	For the Period Ended March 31, 2021(1)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(2)
Net realized and unrealized gain on investments	5.76
Total Income from Investment Operations	6.07

LESS DISTRIBUTIONS:
From net investment income	(0.27)
From net realized gain on investments	(1.19)
Total Distributions	(1.46)

Net Asset Value, End of Period	$29.61

Total Returns:
Net Asset Value(3)	24.49	%(5)
Market Value(4)	24.57	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,480
Ratio of expenses to average net assets	0.20	%(6)
Ratio of net investment income to average net assets	1.47	%(6)
Portfolio turnover rate(7)	61	%(5)

(1)	Commenced operations on June 30, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020	Year Ended October 31, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period January 6, 2016(2) to October 31, 2016
Net Asset Value, Beginning of Year/Period	$42.71		$36.27	$31.76		$29.98	$24.36	$24.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.21		0.37	0.50		0.39	0.33	0.24
Net realized and unrealized gain on investments	7.00		6.46	4.51		1.77	5.57	0.33
Total Income from Investment Operations	7.21		6.83	5.01		2.16	5.90	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.39)	(0.50)		(0.36)	(0.28)	(0.27)
From net realized gain on investments	—		—	—	(4)	(0.02)	—	—
Total Distributions	(0.25)		(0.39)	(0.50)		(0.38)	(0.28)	(0.27)

Net Asset Value, End of Year/Period	$49.67		$42.71	$36.27		$31.76	$29.98	$24.36

Total Return
Net Asset Value(5)	16.91	%(7)	18.98%	15.95%		7.19%	24.29%	2.38	%(7)
Market Value(6)	17.39	%(7)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$39,737		$35,238	$31,735		$45,257	$29,229	$4,264
Ratio of expenses to average net assets	0.43	%(8)	0.43%	0.43%		0.43%	0.43%	0.43	%(8)
Ratio of net investment income to average net assets	1.09	%(8)	0.92%	1.50%		1.18%	1.18%	1.19	%(8)
Portfolio turnover rate(10)	47.34	%(7),(9)	1.81%	65.52	%(9)	0.26%	3.35%	3.38	%(7)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)	Less than 0.001.
(5)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)	Not annualized.
(8)	Annualized.
(9)

During the period ended March 31, 2021 and fiscal year ended October 31, 2019, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

(10)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		For the Period January 14, 2016(2) to October 31, 2016
Net Asset Value, Beginning of Year/Period	$35.19		$30.63		$27.54		$26.08		$22.44		$23.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.02)		(0.22)		0.26		0.12		0.03		(0.04)
Net realized and unrealized gain (loss) on investments	0.91		4.85		3.09		1.41		3.61		(1.07)
Total Income (Loss) from Investment Operations	0.89		4.63		3.35		1.53		3.64		(1.11)

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)		(0.26)		(0.07)		—		—
Total Distributions	—		(0.07)		(0.26)		(0.07)		0.00		—

Net Asset Value, End of Year/Period	$36.08		$35.19		$30.63		$27.54		$26.08		$22.44

Total Return
Net Asset Value(4)	2.53	%(6)	15.12%		12.22%		5.89%		16.23%		(4.72	%)(6)
Market Value(5)	2.36	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$37,163		$47,686		$6,126		$5,509		$3,912		$2,805
Ratio of expenses to average net assets:
Before waivers	1.60	%(7),(8)	1.64	%(10)	1.44	%(11)	1.21	%(12)	1.38	%(13)	1.54	%(7),(14)
Net of waivers	1.49	%(7),(9)	1.64	%(10)	1.44	%(11)	1.21	%(12)	1.38	%(13)	1.54	%(7),(14)
Ratio of net investment income to average net assets:
Before waivers	(0.27	%)(7),(8)	(0.65%)		0.89%		0.42%		0.11%		(0.19	%)(7)
Net of waivers	(0.16	%)(7),(9)	(0.65%)		0.89%		0.42%		0.11%		(0.19	%)(7)
Portfolio turnover rate(15)	75.16	%(6),(17)	23.34	%(16)	57.30	%(17)	36.94%		69.11%		4.18	%(6)

(1)	Effective March 31, 2021, the Fund changed its fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Includes interest expense (borrowing fees) associated with short sale transactions of 0.21% and dividend expense of 0.53%.
(9)

Includes interest expense (borrowing fees) associated with short sale transactions of 0.10% and dividend expense of 0.53%. The Adviser has agreed to limit interest expense (borrowing fees) to 0.10% of the average daily net assets. See Note 6.

(10)	Includes expense interest expense (borrowing fees) associated with short sale transactions of 0.05% and dividend expense of 0.74%.
(11)	Includes expenses and rebates associated with short sale transactions of (0.39)% and dividend expense of 0.59%.
(12)	Includes expenses and rebates associated with short sale transactions of (0.30)% and dividend expense of 0.66%.
(13)	Includes dividend expense on short sales of 0.53%.
(14)	Includes expenses associated with short sale transactions of 0.06% and dividend expense of 0.63%.
(15)	Portfolio turnover rate excludes securities received or delivered in-kind.
(16)

Portfolio turnover rate excludes securities the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Note 12 in the Notes to the Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(17)

During the period ended March 31, 2021 and fiscal year ended October 31, 2019, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020	Year Ended October 31, 2019	For the Period January 17, 2018(2) to October 31, 2018
Net Asset Value, Beginning of Year/Period	$33.08		$24.03	$21.19	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.12		0.29	0.34	0.21
Net realized and unrealized gain (loss) on investments	14.83		8.97	2.86	(2.86)
Total Income (Loss) from Investment Operations	14.95		9.26	3.20	(2.65)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.21)	(0.36)	(0.16)
Total Distributions	(0.14)		(0.21)	(0.36)	(0.16)

Net Asset Value, End of Year/Period	$47.89		$33.08	$24.03	$21.19

Total Return
Net Asset Value(4)	45.25	%(6)	38.81%	15.24%	(11.09	%)(6)
Market Value(5)	45.76	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$301,688		$128,195	$67,277	$86,348
Ratio of expenses to average net assets	0.68	%(7)	0.68%	0.68%	0.68	%(7)
Ratio of net investment income to average net assets	0.68	%(7)	1.01%	1.51%	1.14	%(7)
Portfolio turnover rate(8)	37.54	%(6)	18.39%	20.72%	31.18	%(6)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021

1.	ORGANIZATION

The Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the fiscal year ended March 31, 2021, the Trust consisted of four funds: the Siren Large Cap Blend Index ETF, Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NextGen Economy ETF (each, a “Fund”, and collectively, the “Funds”). The Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are each diversified funds and the Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are each non-diversified funds under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren Large Cap Blend Index ETF	June 30, 2020
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of the Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NextGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NextGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the fiscal period ended March 31, 2021, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

Short Sales: A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the fiscal period ended March 31, 2021, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 9 for a summary of reclassifications made for the fiscal period ended March 31, 2021.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

Siren Large Cap Blend Index ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,430,348	$—	$—	$1,430,348
Short-Term Investments
Money Market Funds	49,687	—	—	49,687
Total	$1,480,035	$—	$—	$1,480,035

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$38,075,981	$—	$—	$38,075,981
Short-Term Investments
Money Market Funds	1,463,223	—	—	1,463,223
Total	$39,539,204	$—	$—	$39,539,204

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks (a)	$32,640,986	$—	$—	$32,640,986
Short-Term Investments
Money Market Funds	8,675,553	—	—	8,675,553
Total Assets	$41,316,539	$—	$—	$41,316,539

Liabilities
Equity
Common Stocks (a)	$(11,169,295)	$—	$—	$(11,169,295)
Total Liabilities	$(11,169,295)	$—	$—	$(11,169,295)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$298,052,479	$—	$—	$298,052,479
Total	$298,052,479	$—	$—	$298,052,479

(a)	See each Fund’s Schedule of Investments for sector classifications.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

5.	Organizational and Offering Costs

Through commencement of the Siren Large Cap Blend Index ETF’s operations on June 30, 2020, the Adviser incurred organizational and offering costs on behalf of the Fund and has agreed to absorb those costs.

6.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren Large Cap Blend Index ETF	0.20%
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Expenses Associated with Securities Sold Short: The Trust and the Adviser have entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep aggregate interest expenses (borrowing fees) on securities sold short from exceeding 0.10% of the average daily net assets of the Siren DIVCON Dividend Defender ETF until at least November 23, 2022 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to the Siren DIVCON Dividend Defender ETF within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s aggregate interest expenses on securities sold short are below the Expense Limitation. The Agreement may be terminated: (i) by the Board, for any reason and at any time; (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 23, 2022; and (iii) by either the party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. For the period ended as of March 31, 2021, the Adviser waived $21,716 of its fees, which are subject to potential recovery by the Adviser through March 31, 2024.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of March 31, 2021, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Funds.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

7.	Related Parties

At March 31, 2021, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

8.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the fiscal period ended March 31, 2021, were as follows:

Fund	Purchases	Sales
Siren Large Cap Blend Index ETF	$1,261,180	$1,495,592
Siren DIVCON Leaders Dividend ETF	$17,250,696	$18,985,167
Siren DIVCON Dividend Defender ETF	$31,207,801	$28,494,288
Siren Nasdaq NexGen Economy ETF	$82,191,843	$78,475,974

The cost of in-kind purchases and the proceeds from in-kind redemptions for the fiscal period ended March 31, 2021, were as follows:

Fund	Purchases	Sales
Siren Large Cap Blend Index ETF	$2,525,909	$1,349,659
Siren DIVCON Leaders Dividend ETF	$12,588,518	$13,686,193
Siren DIVCON Dividend Defender ETF	$12,184,604	$23,325,738
Siren Nasdaq NexGen Economy ETF	$134,176,015	$35,057,788

9.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the fiscal period ended March 31, 2021, and the fiscal years ended October 31, 2020 and October 31, 2019, were as follows:

	Fiscal period ended March 31, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren Large Cap Blend Index ETF	$109,654	$—	$—	$109,654
Siren DIVCON Leaders Dividend ETF	201,697	4,148	—	205,845
Siren Nasdaq NexGen Economy ETF	689,159	—	—	689,159

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

	Fiscal year ended October 31, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$321,796	$—	$—	$321,796
Siren DIVCON Dividend Defender ETF	14,654	—	—	14,654
Siren Nasdaq NexGen Economy ETF	513,431	—	—	513,431

	Fiscal year ended October 31, 2019
Fund	Ordinary Income		Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$568,034		$—	$—	$568,034
Siren DIVCON Dividend Defender ETF	46,093	(a)	—	—	46,093
Siren Nasdaq NexGen Economy ETF	1,149,910		—	—	1,149,910

(a)	This amount does not include Reality Shares DIVCON Dividend Guard ETF. See Note 12.

At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$1,287,147	$31,894,486	$29,184,255	$255,165,055
Gross unrealized appreciation	$226,697	$7,870,325	$3,821,370	$51,193,230
Gross unrealized depreciation	(33,809)	(225,607)	(2,858,381)	(8,317,149)
Net unrealized appreciation/depreciation	192,888	7,644,718	962,989	42,871,071
Undistributed ordinary income	56,087	—	—	297,861
Undistributed long-term capital gain	—	673,521	—	—
Other accumulated losses	—	—	(3,258,078)	(787,419)
Total distributable earnings (accumulated losses)	$248,975	$8,318,239	$(2,295,089)	$42,381,513

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2021, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Siren Large Cap Blend Index ETF	$(153,581)	$153,581
Siren DIVCON Leaders Dividend ETF	$(2,411,084)	$2,411,084
Siren DIVCON Dividend Defender ETF	$(2,812,986)	$2,812,986
Siren Nasdaq NexGen Economy ETF	$(24,216,502)	$24,216,502

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

For the tax year ended March 31,2021, the Siren DIVCON Dividend Defender ETF deferred late year ordinary losses of $172,660.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

At March 31, 2021, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Dividend Defender ETF	$3,085,418	(a)	$—	$3,085,418
Siren Nasdaq NexGen Economy ETF	$—		$787,419	$787,419

(a)

Includes losses of $1,254,548 that are subject to IRC Section 382 limitation as a result of the Funds Merger with Reality Shares DIVCON Dividend Guard ETF (See Note 12.). Utilization of these carry forwards is limited to a maximum of $164,767 per year.

10.	Rule 12b-1 Plan.

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of March 31, 2021, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

11.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

Foreign Issuer Exposure Risk: (for the Siren Nasdaq NexGen Economy ETF) The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industry Concentration Risk: The Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF may concentrate their investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Funds are more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk: The Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are non-diversified, which means that the Funds may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

12.	Reorganization of the Reality Shares DIVCON Dividend Guard ETF into the Reality Shares DIVCON Dividend Defender ETF

On December 12, 2019, prior to the reorganization of the Reality Shares DIVCON Dividend Defender ETF into the Siren DIVCON Dividend Defender ETF, the Board of Trustees of Reality Shares ETF Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”) with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund”), each a separate series of the Reality Shares ETF Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization-Reality Shares ETF Trust”).

The Reorganization-Reality Shares ETF Trust is a tax-free transaction. Reality Shares Advisors, LLC, the investment adviser to both the Acquired Fund and the Surviving Fund, has agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization. The Reality Shares DIVCON Dividend Defender ETF elected to maintain the tax cost basis of investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable for tax purposes. The decision of the Board of Trustees of Reality Shares ETF Trust to reorganize the Acquired Fund was not subject to shareholder approval. The Reorganization-Reality Shares ETF Trust occurred on March 27, 2020.

Siren ETF Trust

Notes to Financial Statements

March 31, 2021 (Continued)

On the reorganization date, the Acquired Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Acquired Fund	Total Investment Value	Total Investment Cost
Reality Shares DIVCON Dividend Guard ETF	$10,085,145	$10,976,809

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 27, 2020:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Shares	Shares	Value
450,000	330,060	$10,108,401

For financial reporting purposes, assets received and shares issued by the Surviving Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Net Assets: $10,108,401	Net Assets: $12,250,379
Unrealized Appreciation (Depreciation) on Investments: $(891,664)

The net assets for Reality Shares DIVCON Dividend Defender ETF, the Surviving Fund, immediately after the acquisition were $22,358,780.

13.	Impact of COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

14. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Siren ETF Trust

Report of Independent Registered Public Accounting Firm

March 31, 2021

To the Board of Trustees of Siren ETF Trust
and the Shareholders of Siren Large Cap Blend Index ETF
Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and
Siren Nasdaq NexGen Economy ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Siren Large Cap Blend Index ETF, Siren DIVCON Leaders Dividend ETF (formerly“Reality Shares DIVCON Leaders Dividend ETF“), Siren DIVCON Dividend Defender ETF (formerly“Reality Shares DIVCON Dividend Defender ETF“), and Siren Nasdaq NexGen Economy ETF (formerly“Reality Shares Nasdaq NexGen Economy ETF“), each a series of shares of beneficial interest in Siren ETF Trust (the “Funds”), including the schedules of investments, as of March 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period June 30, 2020 (commencement of operations) to March 31, 2021 for Siren Large Cap Blend Index ETF and for the period November 1, 2020 to March 31, 2021 for Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights for the periods detailed above, in conformity with accounting principles generally accepted in the United States of America. The statements of operations and changes in net assets and the financial highlights noted in the table below were audited by other auditors, whose report dated December 29, 2020, expressed an unqualified opinion on such financial statements and financial highlights.

Fund	Statements of Operations and Changes in Net Assets and Financial Highlights Presented
Siren DIVCON Leaders Dividend ETF

The statement of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2020 and the financial highlights for each of the years in the four-year period ended October 31, 2020 and for the period January 6, 2016 (commencement of operations) to October 31, 2016

Siren DIVCON Dividend Defender ETF

The statement of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2020 and the financial highlights for each of the years in the four-year period ended October 31, 2020 and for the period January 14, 2016 (commencement of operations) to October 31, 2016

Siren Nasdaq NexGen Economy ETF

The statement of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2020 and the financial highlights for each of the years in the two-year period ended October 31, 2020 and for the period January 17, 2018 (commencement of operations) to October 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Siren ETF Trust

Report of Independent Registered Public Accounting Firm

March 31, 2021 (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Siren ETF Trust since 2020.

Philadelphia, Pennsylvania
May 28, 2021

Siren ETF Trust

Expense Example

March 31, 2021 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

March 31, 2021 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 3/31/2021	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD PER $1,000
Siren Large Cap Blend Index ETF
Actual Fund Return(1)	$ 1,000.00	$ 1,137.30	0.20%	$1.07
Hypothetical 5% Return(2)	$ 1,000.00	$ 1,023.93	0.20%	$1.01
Siren DIVCON Leaders Dividend ETF
Actual Fund Return(3)	$ 1,000.00	$ 1,169.10	0.43%	$1.93
Hypothetical 5% Return(2)	$ 1,000.00	$ 1,022.79	0.43%	$2.17
Siren DIVCON Dividend Defender ETF
Actual Fund Return(3)	$ 1,000.00	$ 1,025.30	1.49%	$6.24
Hypothetical 5% Return(2)	$ 1,000.00	$ 1,017.50	1.49%	$7.49
Siren Nasdaq NexGen Economy ETF
Actual Fund Return(3)	$ 1,000.00	$ 1,452.50	0.68%	$3.45
Hypothetical 5% Return(2)	$ 1,000.00	$ 1,021.54	0.68%	$3.43

(1)

Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period commencing October 1, 2020, multiplied by 182/365 to reflect the six-month period.

(2)

Hypothetical expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period commencing October 1, 2020, multiplied by 182/365 to reflect to reflect the six-month period.

(3)

Actual expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period commencing November 1, 2020, multiplied by 151/365 to reflect the most recent fiscal period end since the Funds changed their fiscal year end to March 31 from October 31 effective March 31, 2021.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2021 (Unaudited)

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Scott Freeze(4) (Born: 1970)	Trustee (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, since 2009.	4	None.
William Hennessy(4) (Born: 1950)	Trustee (since 2020)	Executive Vice President of Acquisitions, Grafton Street Capital since 2012.	4	None.
Independent Trustees
Alexander Castillo (Born: 1988)	Trustee (since 2020)	Founder and President, Sandcastle Homecare since 2014.	4	None.
Michael J. Dillon (Born: 1969)	Trustee (since 2020)	Clinic Director, ATI Physical Therapy since 2004.	4	None.
Sonica Kearney (Born: 1972)	Trustee (since 2020)	Head of Access (US), Redburn (USA) LLC, a broker-dealer, since 2013. Head of HR (US), Redburn (USA) LLC from 2008 to 2018.	4	None.
Andrew Kushner (Born: 1971)	Trustee (since 2020)	President, Citrus Sales Corp. since 2014. President, All Beverage Corp. since 2004.	4	None.
Christopher R. Zapalski (Born: 1977)	Trustee (since 2020)	Accountant and Attorney, Zapalski Law since 2002.	4	None.

(1)	Unless otherwise noted, the business address of each Trustee is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(2)	Each Trustee shall serve until death, resignation or removal.

(3)	The term “Fund Complex” refers to the Trust.

(4)	Each of Messrs. Freeze and Hennessy may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2021 (Unaudited) (Continued)

Name and Age	Position with Trust and Length of Term(1)	Principal Occupations in Past 5 Years
Scott Freeze (Born: 1970)	President (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, 2009 to Present.
Troy Statczar (2) (Born: 1971)	Treasurer (since 2020)

Senior Director, PFO Services, Foreside Fund Officer Services, LLC, January 2020 to Present; Director, Fund Administration, Thornburg Investment Management, April 2017 – June 2018; Director, U.S. Operations, Henderson Global Investors, July 2008 – April 2017 .

Michael Blaszczyk (Born: 1981)	Secretary (since 2020)	Sales Trader, Street One Financial, LLC, January 2014 to Present.
Nancy Tyminski(2) (Born: 1962)	Chief Compliance Officer (since 2020)	Director, Foreside Fund Officer Services, LLC, June 2019 – Present; Senior Due Diligence Officer, Foreside Financial Services, LLC, May 2015 – June 2019.

(1)	Each officer shall serve until death, resignation or removal.

(2)	The business address of Troy Statczar and Nancy Tyminski is Three Canal Plaza, Suite 100, Portland, ME 04101.

Siren ETF Trust

Board of Trustees’ Approval of Advisory Agreement

March 31, 2021 (Unaudited)

The Board of Trustees (the “Trustees” or the “Board”) of Siren ETF Trust (the “Trust”) attended a meeting held on June 26, 2020 (the “Meeting”), called for the purpose of, among other things, considering and voting on the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF, each a new series of the Trust (each, a “Fund” and together, the “Funds”), and SRN Advisors, LLC (the “Adviser”). The Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or the Adviser (“Independent Trustees”), voting separately, unanimously approved the Investment Advisory Agreement with respect to the Funds based on the Board’s review of qualitative and quantitative information provided by the Adviser.1

Prior to the Meeting: (a) the Board requested and received from the Adviser, and evaluated, a wide variety of information that the Board, including the Independent Trustees, deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (b) the Board received from legal counsel to the Trust, and evaluated, a memorandum regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement; and (c) the Independent Trustees discussed such information and memorandum in executive session outside of the presence of management.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided to each Fund by the Adviser; (b) the Adviser’s investment management personnel; (c) the Adviser’s compliance personnel and compliance program; (d) the Adviser’s operations and financial condition; (e) a comparison of each Fund’s proposed investment advisory fee to the investment advisory fees charged to comparable funds; (f) the anticipated profitability of the Adviser with respect to its management of the Funds; and (g) the proposed terms of the Investment Advisory Agreement. During the Meeting, a representative of the Adviser engaged in a dialogue with the Trustees to help the Trustees evaluate the Adviser’s services, fees and other aspects of the proposed Investment Advisory Agreement. A discussion of the factors considered by the Board follows:

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Nature, Extent and Quality of Services Proposed to be Provided by the Adviser. In considering the nature, extent and quality of the services proposed to be provided by the Adviser to each Fund, the Board considered the Adviser’s responses to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to each Fund. The Board considered that the Adviser is newly registered with the SEC, and the registration form (Form ADV) for the Adviser was available to the Board. The Board further considered the experience of the Adviser’s personnel in exchange traded fund portfolio management, trading and other operations gained over time through various industry roles. The Board reviewed the portfolio management services to be provided by the Adviser to each Fund, including the proposed investment and risk management approaches for each Fund. The Board also considered the Adviser’s financial resources, compliance program and compliance personnel. The Board also reviewed the terms of the proposed Investment Advisory Agreement.

The Board also considered other services to be provided to each Fund by the Adviser such as services provided in connection with rebalancing each Fund’s portfolio in accordance with the methodology of its underlying index, monitoring the relationships with the Fund’s authorized participants, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Fund by the Adviser would be satisfactory.

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Costs of Services Proposed to be Provided to each Fund; Estimated Profits to be Realized by the Adviser. The Board also reviewed statistical information provided by the Adviser regarding each Fund’s proposed advisory fee. The Adviser prepared a report to help the Board compare each Fund’s advisory fee to those of comparable funds in the Fund’s peer group, as determined by the Adviser. The Adviser discussed, and the Board considered, the methodology that the Adviser used to determine each Fund’s peer group. The Board also considered the Adviser’s representation that it found the peer group that it compiled to be appropriate.

[1]

The Meeting was held telephonically in reliance on exemptive relief granted by the Securities and Exchange Commission (the “SEC”) from the requirement provided in Section 15(c) of the 1940 Act that the Investment Advisory Agreement be approved in-person.

Siren ETF Trust

Board of Trustees’ Approval of Advisory Agreement

March 31, 2021 (Unaudited) (Continued)

The Board further noted that the Adviser proposed, in the Investment Advisory Agreement, to agree to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fee, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and interest expenses associated with securities sold short, non-routine expenses and fees and expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board also reviewed estimates of: (a) the foregoing Fund expenses; (b) the revenue to be received by the Adviser from each Fund; and (c) the Adviser’s associated profit margin, each for each Fund’s first year of operations based on asset level projections. The Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board further determined that, because each Fund was new, the Adviser’s profitability with respect to its management of each Fund can only be estimated and that it was not possible to determine such profitability with any certainty. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, but will do so during future considerations of the Investment Advisory Agreement.

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Economies of Scale. The Trustees noted that, while each Fund would be acquiring the assets and assuming the liabilities of a predecessor fund, which has an operating history, in connection with a reorganization that would be consummated in connection with the Fund’s commencement of operations, each Fund itself is new, and that the Adviser would be operating each Fund under the Trust’s expense structure for the first time. Accordingly, the Trustees did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Investment Advisory Agreement.

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“Fall-Out” Benefits. The Trustees also considered that the Adviser may experience reputational “fall-out” benefits based on the success of each Fund, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

Approval of the Investment Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Investment Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Siren ETF Trust

Additional Information

March 31, 2021 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended March 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Siren Large Cap Blend Index ETF	16.21%
Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2021 was as follows:

Siren Large Cap Blend Index ETF	16.31%
Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	61.45%

Short Term Cap Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Siren Large Cap Blend Index ETF	81.50%
Siren DIVCON Leaders Dividend ETF	0.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	0.00%

Siren ETF Trust

Additional Information

March 31, 2021 (Unaudited) (Continued)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (833) 933-2083 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30. The Siren Large Cap Blend Index ETF commenced operations on June 30, 2020 and, therefore, has not filed any proxy voting records with the SEC as of March 31, 2021.

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(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Christopher R. Zapalski is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the fiscal year ended March 31, 2021. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the given fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were for the seed-balance audit for the Trust. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 03/31/2021
( a ) Audit Fees	$41,250
( b ) Tax Fees	$12,000
( c ) All Other Fees	$2,500

(d) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Alexander Castillo, Michael J. Dillon, Sonica Kearney, Andrew Kushner and Christopher R. Zapalski.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	June 2, 2021

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	June 7, 2021